Sanford C. Bernstein Fund, Inc. Schedule of Investments Short Duration Diversified Municipal Portfolio June 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 104.1%
Long-Term Municipal Bonds – 84.6%
Alabama – 2.2%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) 4.00%, 12/01/2050	$5,000	$5,686,724

Alaska – 0.3%
Northern Tobacco Securitization Corp. Series 2021B 0.50%, 06/01/2031(a)	700	701,354

Arizona – 0.9%
City of Glendale AZ (City of Glendale AZ Excise Tax) 0.897%, 07/01/2024(a)	2,000	2,006,999
City of Phoenix Civic Improvement Corp. 5.00%, 07/01/2021	420	420,000

		2,426,999

Arkansas – 2.9%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue) Series 2019A 1.75%, 11/01/2032	7,255	7,327,234

California – 6.2%
Los Angeles Unified School District/CA Series 2020R 5.00%, 07/01/2023	1,915	2,099,384
San Francisco Intl Airport Series 2019H 5.00%, 05/01/2024	1,890	2,133,803
State of California 5.00%, 03/01/2022	3,540	3,654,627
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) 2.40%, 10/01/2049	910	943,932
University of California Series 2022S 5.00%, 05/15/2023-05/15/2024(a)	6,500	6,936,567

		15,768,313

Colorado – 1.7%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018A 5.00%, 12/01/2027	1,175	1,465,942
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019A 5.00%, 11/01/2026	1,885	2,305,276

	Principal Amount (000)	U.S. $ Value

Vauxmont Metropolitan District AGM 5.00%, 12/01/2021-12/15/2022	$670	$692,143

		4,463,361

Connecticut – 0.4%
State of Connecticut Series 2019A 5.00%, 04/15/2024	1,000	1,130,385

District of Columbia – 5.6%
District of Columbia (District of Columbia Fed Hwy Grant) 5.00%, 12/01/2023-12/01/2024	3,055	3,434,426
Metropolitan Washington Airports Authority Aviation Revenue Series 2014A 5.00%, 10/01/2024	1,000	1,148,350
Series 2018A 5.00%, 10/01/2025	1,145	1,356,796
Series 2020A 5.00%, 10/01/2024	7,230	8,302,572

		14,242,144

Florida – 5.5%
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020A 5.00%, 10/01/2025	1,000	1,160,930
Capital Trust Agency, Inc. (Franklin Academy–Cooper CityCampus) 4.00%, 12/15/2023(b)	365	387,255
County of Broward FL Airport System Revenue Series 2019C 2.384%, 10/01/2026	1,000	1,053,534
County of Osceola FL Transportation Revenue Series 2020A 5.00%, 10/01/2021-10/01/2022	510	528,114
Florida Municipal Power Agency 1.425%, 10/01/2026	1,000	1,003,313
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 2.625%, 06/01/2025	500	516,284
State of Florida 5.00%, 07/01/2022	8,485	8,895,854
Village Community Development District No. 13 2.625%, 05/01/2024	380	390,087

		13,935,371

Georgia – 2.2%
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) 5.00%, 04/01/2023	1,200	1,298,231
Development Authority of Monroe County (The) (Oglethorpe Power Corp.) Series 2013A 1.50%, 01/01/2039	2,150	2,200,977

	Principal Amount (000)	U.S. $ Value

State of Georgia Series 2016E 5.00%, 12/01/2021	$2,110	$2,152,781

		5,651,989

Guam – 0.8%
Antonio B Won Pat International Airport Authority Series 2019A 5.00%, 10/01/2022	875	923,107
Guam Department of Education (Guam Department of Education COP) 3.625%, 02/01/2025	1,000	1,053,865

		1,976,972

Illinois – 5.8%
Chicago Board of Education Series 2018C 5.00%, 12/01/2021	1,000	1,019,092
City of Chicago IL Series 2020A 5.00%, 01/01/2025	1,000	1,147,159
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2020B 5.00%, 05/15/2050	2,025	2,428,762
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 06/01/2022	4,945	5,160,711
Sales Tax Securitization Corp. Series 2020A 5.00%, 01/01/2026	2,740	3,256,366
State of Illinois Series 2017D 5.00%, 11/01/2021	1,690	1,716,833

		14,728,923

Indiana – 1.7%
Indiana Finance Authority (Indiana Finance Authority State Revolving Fund) 5.00%, 02/01/2023	3,950	4,252,821

Iowa – 0.2%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) 3.125%, 12/01/2022	500	510,260

Kentucky – 5.2%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant) Series 2015A 5.00%, 09/01/2023	1,000	1,100,712
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2024	1,000	1,109,717
Kentucky Public Energy Authority (Morgan Stanley) Series 2018A 4.00%, 04/01/2048	5,800	6,337,545

	Principal Amount (000)	U.S. $ Value

Louisville & Jefferson County Metropolitan Sewer District 5.00%, 05/15/2022	$4,505	$4,694,394

		13,242,368

Louisiana – 1.0%
Louisiana Stadium & Exposition District 4.00%, 07/03/2023	2,000	2,117,649
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(b)	100	114,911
6.10%, 06/01/2038-12/01/2040(b)	205	270,753

		2,503,313

Maryland – 0.8%
State of Maryland Department of Transportation Series 2016 5.00%, 11/01/2021	1,930	1,961,253

Massachusetts – 1.3%
City of Cambridge MA 5.00%, 02/15/2023	1,645	1,774,161
Massachusetts Development Finance Agency (Lasell University) 4.00%, 07/01/2022-07/01/2026	665	722,561
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2020C 5.00%, 10/01/2022-10/01/2025	795	875,576

		3,372,298

Michigan – 2.4%
City of Detroit MI 5.00%, 04/01/2022-04/01/2023	1,470	1,543,781
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006D 0.735% (LIBOR 3 MONTH + 0.60%), 07/01/2032(c)	2,530	2,529,736
NATL Series 2005B 5.50%, 07/01/2021	1,690	1,690,000
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020B 1.25%, 06/01/2030	340	342,367

		6,105,884

Minnesota – 1.9%
State of Minnesota 5.00%, 10/01/2024 (Pre-refunded/ETM)	2,080	2,105,184
5.00%, 10/01/2030 (Pre-refunded/ETM)	2,765	2,798,478

		4,903,662

	Principal Amount (000)	U.S. $ Value

Nebraska – 0.4%
Central Plains Energy Project (Royal Bank of Canada) 4.00%, 12/01/2049	$810	$917,589

Nevada – 1.9%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.50%, 06/15/2024(b)	145	147,627
Clark County Water Reclamation District 5.00%, 07/01/2021	2,765	2,765,000
State of Nevada Department of Business & Industry Zero Coupon, 01/01/2050 (Pre-refunded/ETM)(a) (b)	1,000	999,948
0.50%, 01/01/2050	1,000	1,000,000

		4,912,575

New Jersey – 3.5%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019H 5.25%, 09/01/2022(b)	3,000	3,173,270
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) 1.20%, 11/01/2034	4,000	4,045,944
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 12/15/2024	490	565,819
New Jersey Turnpike Authority Series 2021B 0.638%, 01/01/2024	1,125	1,124,759

		8,909,792

New Mexico – 0.2%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) 2.25%, 05/15/2024	600	602,376

New York – 7.2%
Metropolitan Transportation Authority Series 2018C 5.00%, 09/01/2021	3,500	3,527,301
Series 2019D 5.00%, 09/01/2022	1,635	1,724,589
Series 2021D 0.364% (SOFR + 0.33%), 11/01/2035(c)	2,000	2,000,002
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2019A 5.00%, 03/01/2022	1,555	1,604,066

	Principal Amount (000)		U.S. $ Value

New York State Dormitory Authority (State of New York Pers Income Tax) 0.267%, 03/15/2023	$	4,880	$4,864,598
Series 2017B 5.00%, 02/15/2023		1,335	1,439,821
New York Transportation Development Corp. (JFK International Air Terminal LLC) 5.00%, 12/01/2022-12/01/2023		1,880	2,072,733
Syracuse Industrial Development Agency (City School District of Syracuse Lease) Series 2020A 4.00%, 05/01/2022		1,060	1,093,777

			18,326,887

North Carolina – 0.9%
City of Charlotte NC Airport Special Facilities Revenue Series 2021B 5.00%, 07/01/2024-07/01/2025		1,880	2,175,351

Ohio – 1.3%
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 5.00%, 12/01/2021-12/01/2022		445	459,015
State of Ohio (State of Ohio Department of Transportation) Series 2019-2 4.00%, 12/15/2021		2,000	2,035,217
5.00%, 12/15/2022		680	727,766

			3,221,998

Oklahoma – 0.7%
Comanche County Memorial Hospital 5.00%, 07/01/2022		135	139,934
Oklahoma County Finance Authority (Oklahoma County Independent School District No. 52 Midwest City-Del City) Series 2018 5.00%, 10/01/2021		1,500	1,517,559
Oklahoma Development Finance Authority (Gilcrease Expressway West) 1.625%, 07/06/2023		100	100,785

			1,758,278

Pennsylvania – 1.8%
Allentown Neighborhood Improvement Zone Development Authority Series 2018 5.00%, 05/01/2023(b)		370	397,165
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020A 5.00%, 04/15/2022		170	176,504
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2023		800	865,172

	Principal Amount (000)		U.S. $ Value

Philadelphia Authority for Industrial Development (St. Joseph’s University) 4.00%, 11/01/2021-11/01/2024	$	970	$1,039,224
5.00%, 11/01/2025-11/01/2026		1,850	2,212,185

			4,690,250

South Carolina – 1.2%
Piedmont Municipal Power Agency Series 2021A 4.00%, 01/01/2024-01/01/2025		2,765	3,057,607

Texas – 6.2%
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) 5.00%, 06/01/2024-06/01/2032		5,355	6,334,910
Houston Independent School District 4.00%, 06/01/2029		2,030	2,173,008
San Antonio Independent School District/TX 5.00%, 08/15/2022		2,250	2,373,206
State of Texas Series 2021A 4.00%, 08/01/2025(a)		2,250	2,557,081
Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2023		2,150	2,383,141

			15,821,346

Virginia – 1.9%
Virginia Beach Development Authority (City of Virginia Beach VA Lease) Series 2020B 5.00%, 08/01/2021		2,790	2,801,011
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) 5.00%, 01/01/2022-01/01/2025		1,805	1,948,315

			4,749,326

Washington – 4.7%
Metropolitan Transportation Authority Series 2020A 5.00%, 02/01/2023		925	992,584
State of Washington 5.00%, 06/01/2024-06/01/2025		4,500	5,223,334
Series 2019R 5.00%, 01/01/2023		3,015	3,234,598
Tobacco Settlement Authority/WA 5.00%, 06/01/2023		855	932,121
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) 5.00%, 12/01/2022-12/01/2026(b)		1,235	1,426,436

	Principal Amount (000)		U.S. $ Value

Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(b)	$	105	$105,084

			11,914,157

West Virginia – 0.3%
Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035		532	548,726
West Virginia Economic Development Authority (Arch Resources, Inc.) 4.125%, 07/01/2045		100	104,555

			653,281

Wisconsin – 3.4%
State of Wisconsin Series 2015C 5.00%, 05/01/2022		3,985	4,146,754
Series 20212 5.00%, 05/01/2023		3,275	3,565,741
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2023(b)		710	758,843
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 2.25%, 11/01/2026		100	100,122

			8,571,460

Total Long-Term Municipal Bonds (cost $212,089,673)			215,173,901

Short-Term Municipal Notes – 19.5%
California – 0.8%
California State Public Works Board (California State Public Works Board Lease) Series 2021A 5.00%, 02/01/2022(a)		2,050	2,079,036

Colorado – 0.6%
E-470 Public Highway Authority Series 2021B 0.384% (SOFR + 0.35%), 09/01/2039(c)		1,500	1,501,224

District of Columbia – 0.5%
District of Columbia (MedStar Health Obligated Group) Series 2012A 0.03%, 08/15/2038(d)		1,300	1,300,000

Florida – 1.9%
City of Gainesville FL (Gainesville Jewish Student Foundation, Inc.) 0.03%, 05/01/2033(d)		1,250	1,250,000
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc. (The)) 0.03%, 07/01/2032(d)		3,500	3,500,000

			4,750,000

	Principal Amount (000)		U.S. $ Value

Georgia – 1.0%
Development Authority of Monroe County (The) (Oglethorpe Power Corp.) Series 2009B 0.05%, 01/01/2036(d)	$	2,600	$2,600,000

Indiana – 1.4%
City of Indianapolis IN (Foundation for Affordable Rental Housing, Inc.) 0.05%, 05/15/2038(d)		3,500	3,500,000

Iowa – 0.3%
Iowa Finance Authority (Iowa Health System Obligated Group) 0.05%, 11/15/2041(d)		900	900,000

Kentucky – 0.9%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016A 0.03%, 10/01/2039(d)		2,200	2,200,000

Maryland – 0.5%
Maryland Health & Higher Educational Facilities Authority (Luminis Health Obligated Group) 0.03%, 07/01/2043(d)		1,400	1,400,000

Minnesota – 1.7%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) 0.03%, 11/15/2034(d)		1,800	1,800,000
Metropolitan Council Series 2021B 5.00%, 12/01/2021		2,500	2,550,583

			4,350,583

New Jersey – 1.1%
Township of North Bergen NJ 2.00%, 04/27/2022		2,750	2,791,805

New York – 0.6%
City of New York NY Series 2016 0.02%, 08/01/2044(d)		1,575	1,575,000

Oregon – 1.1%
Clackamas County Hospital Facility Authority (Legacy Health Obligated Group) Series 2008A 0.03%, 06/01/2037(d)		2,700	2,700,000

Texas – 5.0%
City of Houston TX Combined Utility System Revenue 0.03%, 05/15/2034(d)		3,025	3,025,000

	Principal Amount (000)	U.S. $ Value

City of San Antonio TX JPMorgan Securities LLC Series A 0.14%, 10/19/2021(d)	$ 1,200	$1,200,182
State of Texas 4.00%, 08/26/2021	8,400	8,450,435

		12,675,617

Washington – 2.1%
State of Washington Series 2021D 5.00%, 07/01/2021	1,130	1,130,000
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) 5.00%, 12/01/2021(b)	160	163,156
Washington State Housing Finance Commission (Panorama/United States) 0.03%, 01/01/2027(d)	600	600,000
Washington State Housing Finance Commission (Vintage at Urban Center LLC) 0.03%, 07/01/2047(d)	3,480	3,480,000

		5,373,156

Total Short-Term Municipal Notes (cost $49,691,804)		49,696,421

Total Municipal Obligations (cost $261,781,477)		264,870,322

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Transportation - Airlines – 0.1%
United Airlines, Inc. 4.375%, 04/15/2026(b) (cost $300,000)	300	310,569

	Shares

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $4,506,189)	4,506,189	4,506,189

Total Investments – 106.0% (cost $266,587,666)(h)		269,687,080
Other assets less liabilities – (6.0)%		(15,343,018)

Net Assets – 100.0%		$254,344,062

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	450	01/15/2025	2.565%	CPI#	Maturity	$7,832	$—	$7,832
USD	225	01/15/2025	2.585%	CPI#	Maturity	3,725	—	3,725
USD	225	01/15/2025	2.613%	CPI#	Maturity	3,463	—	3,463
USD	875	01/15/2030	1.714%	CPI#	Maturity	72,246	—	72,246
USD	875	01/15/2030	1.731%	CPI#	Maturity	70,668	—	70,668
USD	425	01/15/2030	1.572%	CPI#	Maturity	41,448	—	41,448
USD	425	01/15/2030	1.587%	CPI#	Maturity	40,780	—	40,780
USD	350	02/15/2041	CPI#	2.282%	Maturity	(15,492)	—	(15,492)

						$224,670	$—	$224,670

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	430	10/09/2029	3 Month LIBOR	1.470%	Quarterly/ Semi-Annual	$6,906	$—	$6,906
USD	430	10/09/2029	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	7,012	—	7,012
USD	170	02/15/2041	1.868%	3 Month LIBOR	Semi-Annual/ Quarterly	(5,769)	—	(5,769)

						$8,149	$—	$8,149

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	580	10/09/2029	1.120%	SIFMA*	Quarterly	$(9,615)	$—	$(9,615)
Citibank, NA	USD	580	10/09/2029	1.125%	SIFMA*	Quarterly	(9,878)	—	(9,878)

							$(19,493)	$—	$(19,493)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $8,255,017 or 3.2% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2021.
(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,459,508 and gross unrealized depreciation of investments was $(146,768), resulting in net unrealized appreciation of $3,312,740.

As of June 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.2% and 0.3%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$215,173,901	$—	$215,173,901
Short-Term Municipal Notes	—	49,696,421	—	49,696,421
Corporates - Non-Investment Grade	—	310,569	—	310,569
Short-Term Investments	4,506,189	—	—	4,506,189

Total Investments in Securities	4,506,189	265,180,891	—	269,687,080
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	240,162	—	240,162
Centrally Cleared Interest Rate Swaps	—	13,918	—	13,918
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(15,492)	—	(15,492)
Centrally Cleared Interest Rate Swaps	—	(5,769)	—	(5,769)
Interest Rate Swaps	—	(19,493)	—	(19,493)

Total	$4,506,189	$265,394,217	$—	$269,900,406

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2021 is as follows:

Portfolio	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,849	$129,994	$131,337	$4,506	$1